Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Supplemental Income Statement Elements [Abstract]
Net income (loss) before noncontrolling interests	$ 19,029	$ 13,378	[1],[2]	$ 23,799	[1],[2]
Other comprehensive income (loss), after tax:
Net change in debt securities	1,271	(10,500)		(2,374)
Net change in derivatives and hedging activities	411	(1,090)		159
Defined benefit plans adjustments	68	154		349
Other	34	(178)	[2]	(94)	[2]
Other comprehensive income (loss), after tax	1,784	(11,614)	[3]	(1,960)	[3]
Total comprehensive income (loss) before noncontrolling interests	20,813	1,764		21,839
Other comprehensive income (loss) from noncontrolling interests	2	2		0
Net income (loss) from noncontrolling interests	(113)	(299)		1,690
Wells Fargo comprehensive income (loss)	$ 20,924	$ 2,061		$ 20,149

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).